INCOME TAXES (Schedule of Income Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Domestic	$ 55,272	$ 83,388	$ 389,213
Foreign (U.S.)	(2,865)	1,636	940
Income before Taxes on Income	$ 52,407	$ 85,024	$ 390,153